Earnings Per Share (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 08, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded stock options		422,000	411,000	358,000
Shares issued in conjunction with the conversion feature of the Notes	35,166		249,000
Number of shares called by warrants		2,477,000
Dilutive impact of the warrants			12,000
Payments for Repurchase of Warrants			$ 2,648
Senior Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate of senior convertible notes			1.875%
Dilutive impact of the warrants			102,000